Pay vs Performance Disclosure - USD ($)	12 Months Ended					60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The following table presents compensation information for Michael Stein, our Chief Executive Officer, and the average compensation information for the other individuals named in the summary compensation table, as well as certain measures relating to Company performance.

Fiscal Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO ($)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(8)	Average Compensation Actually Paid to Non-PEO NEOs ($)		Value of Initial Fixed $100 Investment Based On Total Shareholder Return(14) ($)	Value of Initial Fixed $100 Investment Based On Peer Group’s Total Shareholder Return(15) ($)	Net Income ($)*
Fiscal 2025	$1,371,250	$1,459,186	(3)	$869,025	$895,211		$209.89	$159.39	$23,715,000
Fiscal 2024	$3,473,746	$1,516,996	(4)	$1,417,295	$602,263	(10)	$233.06	$137.37	$35,216,000
Fiscal 2023	$3,200,306	$6,149,014	(5)	$1,600,183	$2,716,625	(11)	$412.84	$110.63	$52,983,000
Fiscal 2022	$2,401,670	$1,995,549	(6)	$1,181,035	$1,071,018	(12)	$148.92	$119.19	$86,930,714
Fiscal 2021	$919,383	$663,962	(7)	$999,261	$734,461	(13)	$77.25	$117.41	$27,841,867

*

As described in our Current Report on Form 8-K filed with the SEC on March 12, 2026 and the Form 10-K for the fiscal year ended December 31, 2025,during the course of the audits of the Company’s consolidated financial statements for the years ended December 31, 2025, 2024 and 2023, we discovered certain errors in prior financial statements and determined that the financial statements for the fiscal years ended December 31, 2024 and 2023 as well as the quarterly statements of fiscal 2025 needed to be restated. The restated financial statements included substantial changes in our Net Income for the years ended December 31, 2024 and 2023. The figures in the table above and the discussion below in this section reflect the restated figures.

(1)	Information provided for last five fiscal years.
(2)	Michael Stein, Chief Executive Officer.
(3)	In Fiscal 2025, the compensation actually paid to Mr. Stein was higher than the total amount disclosed in the Summary Compensation Table in the amount of $87,936, due to the following:

(a) An increase in the amount of $87,936 related to 113,333 shares of our Restricted Stock granted prior to Fiscal 2025 that remained outstanding and unvested at the end of Fiscal 2025 with a fair market value of $1,561,729 (based upon the closing price of our Class B Common Stock on December 31, 2025 (the last trading day of 2025) of $13.78). In addition: (i) 30,000 restricted shares of our Class B Common Stock vested on February 10, 2025 having a fair market value of $431,100 (based on the closing price of our Class B Common Stock on February 10, 2025 of $14.37); (ii) 41,667 shares of our Restricted Stock vested on August 1, 2025 having a fair market value of $841,257 (based on the closing price of our Class B Common Stock on August 1, 2025 of $20.19); and (iii) 30,000 shares of our Restricted Stock vested on August 3, 2025 having a fair market value of $605,700 (based on the closing price of our Class B Common Stock on August 1, 2025 (as August 3, 2025 was not a trading day) of $20.19). The fair market value of the shares of our Restricted Stock remaining outstanding and unvested at the end of Fiscal 2025 and the vesting of shares of our Restricted Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $3,439,786. Such shares had a fair market value at the end of Fiscal 2024 of $3,351,850 (based upon the closing price of our Class B Common Stock on December 31, 2024 (the last trading day of 2024) of $15.59). Therefore, the difference in fair market value was $87,936.

(b) The value of the interests granted to Mr. Stein in Fiscal 2023 of: (i) 10 restricted shares of common stock of Genie Solar, which represents 1% of the outstanding common stock of Genie Solar, that vested as to 3.33 shares on March 8, 2025; and (ii) a 1% restricted interest in Diversegy, LLC that vested as to one-third of the grant on December 22, 2025, were valued at the time of the grants. The Company has not undertaken any updated valuation of those interests, and therefore, for purposes of this table, the Company has assumed there hasn’t been a change of value to be reflected.

(4)	In Fiscal 2024, the compensation actually paid to Mr. Stein was lower than the total amount disclosed in the Summary Compensation Table in the amount of $1,956,750, due to the following:

(a)

A reduction in the amount of $2,125,000 relating to the fair market value of the grant, on August 1, 2024, of 125,000 restricted shares of Class B Common Stock as set forth in the Summary Compensation Table;

(b)

An increase in the amount of $1,948,750 related to a grant in Fiscal 2024, of 125,000 shares of our Restricted Stock having a fair market value at the end of Fiscal 2024 of $1,948,750 (based upon the closing price of our Class B Common Stock on December 31, 2024 (the last trading day of 2024) of $15.59); and

(c)

A deduction in the amount of $1,780,500 related to 90,000 shares of our Restricted Stock granted prior to Fiscal 2024 that remained outstanding and unvested at the end of Fiscal 2024 with a fair market value of $1,403,100 (based upon the closing price of our Class B Common Stock on December 31, 2024 (the last trading day of 2024) of $15.59). In addition, (i) 30,000 shares of our Restricted Stock vested on February 10, 2024 having a fair market value of $554,700 based on the closing price of our Class B Common Stock on February 9, 2024 (as February 10, 2024 was not a trading day) of $18.49; and (ii) 30,000 shares of our Restricted Stock vested on August 3, 2024 having a fair market value of $481,200 (based on the closing price of our Class B Common Stock on August 2, 2024 (as August 3, 2024 was not a trading day) of $16.04). The fair market value of the shares of our Restricted Stock remaining outstanding and unvested at the end of Fiscal 2024 and the vesting of shares of our Restricted Stock during Fiscal 2024 relating to awards granted prior to Fiscal 2024 was $2,439,000. Such shares had a fair market value at the end of Fiscal 2023 of $4,219,500 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). Therefore, the difference in fair market value was a negative $1,780,500.

(d)

The value of the interests granted to Mr. Stein in Fiscal 2023 of (i) 10 restricted shares of common stock of Genie Solar, which represents 1% of the outstanding common stock of Genie Solar that vested as to 3.33 shares on March 8, 2024 and (ii) a 1% restricted interest in Diversegy, LLC that vested as to one-third of the grant on December 22, 2024, were valued at the time of the grants. The Company has not undertaken any updated valuation of those interests, and therefore, for purposes of this table, the Company has assumed there hasn’t been a change of value to be reflected.

(5)	In Fiscal 2023, the compensation actually paid to Mr. Stein was higher than the total amount disclosed in the Summary Compensation Table in the amount of $2,948,708, due to the following:

(a)

A reduction in the amount of $1,271,250 relating to the fair market value of the grant on May 23, 2023 of 90,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)

An increase in the amount of $2,531,700 related to a grant in Fiscal 2023, of 90,000 shares of our Restricted Stock having a fair market value at the end of Fiscal 2023 of $2,531,700 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13); and

(c)

An increase in the amount of $1,688,258 related to 60,000 shares of our Restricted Stock granted prior to Fiscal 2023 that remained outstanding and unvested at the end of Fiscal 2023 with a fair market value of $1,687,800 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). In addition, (i) 52,448 shares of our Restricted Stock vested on November 4, 2023 having a fair market value of $1,064,170 (based on the closing price of our Class B Common Stock on November 3, 2023 (as November 4, 2023 was not a trading day) of $20.29); and (ii) 30,000 shares of our Restricted Stock vested on August 3, 2023 having a fair market value of $409,200 (based on the closing price of our Class B Common Stock on August 3, 2023 of $13.64). The fair market value of the shares of our Restricted Stock remaining outstanding and unvested at the end of Fiscal 2023 and the vesting of shares of our Restricted Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $3,161,170. Such shares had a fair market value at the end of Fiscal 2022 of $1,472,912 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34). Therefore, the difference in fair market value was $1,688,258.

(d)

The value of the interests granted to Mr. Stein in Fiscal 2023 of (i) 10 restricted shares of common stock of Genie Solar, which represents 1% of the outstanding common stock of Genie Solar and (ii) a 1% restricted interest in Diversegy, LLC, were valued at the time of the grants and assumed to not have changed value at the end of Fiscal 2023 and as to grant in Diversegy at the time of vesting of one-third of the restricted interest.

(6)	In Fiscal 2022, the compensation actually paid to Mr. Stein was lower than the total amount disclosed in the Summary Compensation Table in the amount of $406,121, due to the following:

(a)

A reduction in the amount of $930,600, as in Fiscal 2022, Mr. Stein was granted 90,000 shares of our Restricted Stock having a fair market value at the end of Fiscal 2022 of $930,600 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34); and

(b)

An increase in the amount of $524,479 as 52,448 shares of our Restricted Stock relating to awards granted prior to Fiscal 2022 remained outstanding and unvested at the end of Fiscal 2022 with a fair market value of $542,312 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34). In addition, 52,448 shares of our Restricted Stock vested on November 4, 2022 having a fair market value of $566,438 (based on the closing price of our Class B Common Stock on November 4, 2022 of $10.80). The fair market value of the shares of our Class B Common Stock remaining outstanding and unvested at the end of Fiscal 2022 and the vesting of shares of our Restricted Stock during Fiscal 2022 relating to awards granted prior to Fiscal 2022 was $1,108,750. Such shares had a fair market value at the end of Fiscal 2021 of $584,271 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57). Therefore, the difference in fair market value was $524,479.

(7)	In Fiscal 2021, the compensation actually paid to Mr. Stein was lower than the total amount disclosed in the Summary Compensation Table in the amount of $255,421, due to the following:

(a)

104,896 shares of our Restricted Stock relating to awards granted prior to Fiscal 2021 remained outstanding and unvested at the end of Fiscal 2021 with a fair market value of $584,271 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57). In addition, 52,448 restricted shares of our Class B Common Stock vested on November 4, 2021 having a fair market value of $294,758 (based on the closing price of our Class B Common Stock on November 4, 2021 of $5.62). The fair market value of the shares of our Restricted Stock remaining outstanding and unvested at the end of Fiscal 2021 and the vesting of shares of our Restricted Stock during Fiscal 2021 relating to awards granted prior to Fiscal 2021 was $879,029. Such shares had a fair market value at the end of Fiscal 2020 of $1,134,450 (based upon the closing price of our Class B Common Stock on December 31, 2020 (the last trading day of 2020) of $7.21). Therefore, the difference in fair market value was a negative $255,421.

(8)	Avi Goldin, Chief Financial Officer.

(9)	In Fiscal 2025, the compensation actually paid to Mr. Goldin was higher than the total amount disclosed in the Summary Compensation Table in the amount of $26,186, due to the following:

(a)

An increase in the amount of $26,186 related to 31,400 shares of our Restricted Stock granted prior to Fiscal 2025 that remained outstanding and unvested at the end of Fiscal 2025 with a fair market value of $432,692 (based upon the closing price of our Class B Common Stock on December 31, 2025 (the last trading day of 2025) of $13.78). In addition: (i) 10,000 shares of our Restricted Stock vested on February 10, 2025 having a fair market value of $143,700 (based on the closing price of our Class B Common Stock on February 1, 2025 of $14.37); (ii) 10,700 shares of our Restricted Stock vested on August 1, 2025 having a fair market value of $216,033 (based on the closing price of our Class B Common Stock on August 1, 2025 of $20.19); and (iii) 10,000 shares of our Restricted Stock vested on August 3, 2025 having a fair market value of $201,900 (based on the closing price of our Class B Common Stock on August 1, 2025 (as August 3, 2025 was not a trading day) of $20.19). The fair market value of the shares of our Restricted Stock remaining outstanding and unvested at the end of Fiscal 2025 and the vesting of shares of our Restricted Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $994,325. Such shares had a fair market value at the end of Fiscal 2024 of $968,139 (based upon the closing price of our Class B Common Stock on December 31, 2024 (the last trading day of 2024) of $15.59). Therefore, the difference in fair market value was $26,186.

(b)

The value of the interests granted to Mr. Goldin in Fiscal 2023 of 25 restricted shares of common stock of Genie Solar, which represents 2.5% of the outstanding common stock of Genie Solar, was valued at the time of the grant that vested as to 8.33 shares on March 8, 2025, were valued at the time of the grant. The Company has not undertaken any updated valuation of the interest, and therefore, for purposes of this table, the Company has assumed there hasn’t been a change of value to be reflected.

(10)	In Fiscal 2024, the compensation actually paid to Mr. Goldin was lower than the total amount disclosed in the Summary Compensation Table in the amount of $815,032, due to the following:

(a)	A reduction in the amount of $545,700 relating to the fair market value of the grant on August 1, 2024 of 32,100 shares of our Restricted Stock as set forth in the Summary Compensation Table;
(b)

An increase in the amount of $500,439 related to a grant in Fiscal 2024, of 32,100 shares of our Restricted Stock having a fair market value at the end of Fiscal 2024 of $843,900 (based upon the closing price of our Class B Common Stock on December 31, 2024 (the last trading day of 2024) of $15.59); and

(c)

A deduction in the amount of $769,771 related to 30,000 shares of our Restricted Stock granted prior to Fiscal 2024 that remained outstanding and unvested at the end of Fiscal 2024 with a fair market value of $467,700 (based upon the closing price of our Class B Common Stock on December 29, 2024 (the last trading day of 2024) of $15.59). In addition, (i) 10,000 shares of our Restricted Stock vested on February 10, 2024 having a fair market value of $184,900 (based on the closing price of our Class B Common Stock on February 9, 2024 (as February 10, 2024 was not a trading day) of $18.49); and (ii) 24,580 shares of our Restricted Stock vested on August 3, 2024 having a fair market value of $394,263 (based on the closing price of our Class B Common Stock on August 2, 2024(as August 3, 2024 was not a trading day) of $16.04). The fair market value of the shares of our Restricted Stock remaining outstanding and unvested at the end of Fiscal 2024 and the vesting of shares of our Restricted Stock during Fiscal 2024 relating to awards granted prior to Fiscal 2024 was $1,046,864. Such shares had a fair market value at the end of Fiscal 2024 of $1,816,635 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). Therefore, the difference in fair market value was a negative $769,771.

(d)

The value of the grant to Mr. Goldin in Fiscal 2023 of 25 restricted shares of common stock of Genie Solar, which represents 2.5% of the outstanding common stock of Genie Solar was valued at the time of the grant that vested as to 8.33 shares on March 8, 2024, were valued at the time of the grant. The Company has not undertaken any updated valuation of the interest, and therefore, for purposes of this table, the Company has assumed there hasn’t been a change of value to be reflected.

(11)	In Fiscal 2023, the compensation actually paid to Mr. Goldin was higher than the total amount disclosed in the Summary Compensation Table in the amount of $1,116,442, due to the following:

(a)	A reduction in the amount of $423,750 relating to the fair market value of the grant on May 11, 2023 of 30,000 shares of our Restricted Stock as set forth in the Summary Compensation Table;

(b)

An increase in the amount of $843,900 related to a grant in Fiscal 2023, of 30,000 shares of our Restricted Stock having a fair market value at the end of Fiscal 2023 of $843,900 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13); and

(c)

An increase in the amount of $696,292 related to 34,580 shares of our Restricted Stock granted prior to Fiscal 2023 that remained outstanding and unvested at the end of Fiscal 2023 with a fair market value of $972,735 (based upon the closing price of our Class B Common Stock on December 29, 2023 (the last trading day of 2023) of $28.13). In addition, 24,580 shares of our Restricted Class B Common Stock vested on August 3, 2023 having a fair market value of $335,271 (based on the closing price of our Class B Common Stock on August 3, 2023 of $13.64). The fair market value of the shares of our Restricted Stock remaining outstanding and unvested at the end of Fiscal 2023 and the vesting of shares of our Restricted Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $1,308,006. Such shares had a fair market value at the end of Fiscal 2022 of $611,714 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.3)4. Therefore, the difference in fair market value was $696,292.

(d)

The value of the grant to Mr. Goldin in Fiscal 2023 of 25 restricted shares of common stock of Genie Solar, which represents 2.5% of the outstanding common stock of Genie Solar was valued at the time of the grant and assumed to not have changed value by the end of Fiscal 2023.

(12)	In Fiscal 2022, the compensation actually paid to Mr. Goldin was lower than the total amount disclosed in the Summary Compensation Table in the amount of $110,017, due to the following:

(a)

A reduction in the amount of $310,200 as in Fiscal 2022, Mr. Goldin was granted 30,000 shares of our Restricted Stock having a fair market value at the end of Fiscal 2022 of $310,200 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34); and

(b)

An increase in the amount of $200,183 as 29,160 shares of our Restricted Stock relating to awards granted prior to Fiscal 2022 remained outstanding and unvested at the end of Fiscal 2022 with a fair market value of $301,514 (based upon the closing price of our Class B Common Stock on December 30, 2022 (the last trading day of 2022) of $10.34). In addition, 14,580 shares of our Restricted Stock vested on August 3, 2022 having a fair market value of $142,301 (based on the closing price of our Class B Common Stock on August 3, 2022 of $9.76). The fair market value of the shares of our Class B Common Stock remaining outstanding and unvested at the end of Fiscal 2022 and the vesting of shares of our Restricted Stock during Fiscal 2022 relating to awards granted prior to Fiscal 2022 was $443,815. Such shares had a fair market value at the end of Fiscal 2021 of $243,632 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57). Therefore, the difference in fair market value was $200,183.

(13)	In Fiscal 2021, the compensation actually paid to Mr. Goldin was lower than the total amount disclosed in the Summary Compensation Table in the amount of $264,800, due to the following:

(a)

A reduction in the amount of $243,632 as in Fiscal 2021, Mr. Goldin was granted 43,740 shares of our Restricted Stock having a fair market value at the end of Fiscal 2021 of $243,632 (based upon the closing price of our Class B Common Stock on December 31, 2021 (the last trading day of 2021) of $5.57); and

(b)

A deduction in the amount of $21,168 as 16,036 shares of our Restricted Stock vested on August 1, 2021 having a fair market value of $94,452 (based on the closing price of our Class B Common Stock on July 30, 2021 (August 1, 2021 was a non-trading day) of $5.89). Such shares had a fair market value at the end of Fiscal 2020 of $115,620 (based upon the closing price of our Class B Common Stock on December 31, 2020 (the last trading day of 2020) of $7.21). Therefore, the difference in fair market value was a negative $21,168.

(14)	Calculated based on a hypothetical $100 investment beginning at market close on December 31, 2020.

(15)	Calculated based on a hypothetical $100 investment beginning at market close on December 31, 2020 in the Dow Jones US Utility.

As shown in the above table, the compensation actually paid to our Chief Executive Officer for 2025 shows a negative correlation to the compensation actually paid to our sole other Named Executive Officer and to the Total Shareholder Return for such periods, but a positive correlation to our Net Income. Due to changes in value of equity grants made to Mr. Stein in prior years that vested in the relevant years, the total compensation actually paid to Mr. Stein in 2025 was lower than in 2024, while the total compensation actually paid to Mr. Goldin was higher in 2025 than in 2024. Further our Total Shareholder Return was higher in 2025 than in 2024 (and prior years), as the market appears to have appreciated our strong operating performance and return of value to stockholders through buybacks and payment of a quarterly dividend. Due to a challenging operating environment during much of 2025, as well as variable weather in our service areas and GRE’s increased exposure to fixed cost offerings, our Net Income was lower in 2025 than in 2024, and the decrease in the compensation to Mr. Stein correlates with that (although the factors impacting Mr. Stein’s compensation were not directly impacted by the operational performance). Genie Renewables’ financial performance was negatively impacted by the decision in mid-2025 to shut down early-stage solar development activities as a result of a change in the legislative and regulatory environment due to federal law, but other portions of GREW’s portfolio, particularly Diversegy, delivered stronger performance. These positive developments were not significant enough to offset the reduced contributions from GRE and other portions of GREW.

As shown in the above table, the compensation actually paid to our Chief Executive Officer for 2024, 2023 and 2022 shows a positive correlation to the compensation actually paid to our sole other Named Executive Officer and to the Total Shareholder Return for such periods, and, with respect to 2022 and 2024, shows a positive correlation to our Net Income for such periods as well. As described in the Compensation Discussion and Analysis section of this Proxy Statement, Company performance during 2023 was impacted by an unusually strong margin environment, resulting in outsized operating income and the market price for our Class B Common Stock increased substantially.

While 2024 operating performance was strong in a historical Company context, it did not achieve the levels of 2023. In both 2023 and 2024, our Net Income was impacted by non-cash charges related to an insurance reserve connected to the operations of our captive insurance subsidiary, although the charge was lower in 2024 than in 2023. Our financial performance in 2022 was stronger than in 2021 and we reported very strong Net Income in 2022.

The market price performance for our Class B Common Stock was weaker in 2024 than in 2023, but stronger in 2023 and 2022 compared to the immediately preceding years.

Total actual compensation paid to our Chief Executive Officer and Chief Financial Officer were lower in in 2024 compared to 2023, but higher in 2023 and 2022 compared to the immediately preceding years. The value of granted equity at the ends of the covered periods (whether granted in the covered periods or granted earlier and vesting in the covered periods) has a meaningful impact in determining the total compensation levels which supports the correlation between compensation levels and Total Shareholder Return. The factors used in determining compensation of our Chief Executive Officer and our Chief Financial Officer were aligned and that supports the correlation between the compensation paid to those executives in the periods.

The negative correlation between the compensation actually paid to our Chief Executive Officer and our Net Income in 2023 is primarily due to the charge recorded by the Company related to an insurance reserve by its captive insurance summary, which material and adversely impacted Net Income despite very strong operating performance by the Company during the year.

For 2022, the above table shows a positive correlation to our net income, which correlation was not present in 2023. In 2023, our net income declined primarily due to a non-cash charge related to an insurance reserve connected to the operations of the captive insurance subsidiary we formed in December 2023. The compensation actually paid to our Chief Executive Officer in 2023 shows a positive correlation to our financial performance excluding that charge.

As shown by the above table, the compensation actually paid to our Chief Executive Officer for 2023 and 2022 shows a positive correlation to the compensation actually paid to our sole other Named Executive Officer and to the Total Shareholder Return for that period. For 2022, it also shows a positive correlation to our net income, which correlation is not present in 2023. In 2023, our net income declined primarily due to a non-cash charge related to an insurance reserve connected to the operations of the captive insurance subsidiary we formed in December 2023. The compensation actually paid to our Chief Executive Officer in 2023 shows a positive correlation to our financial performance excluding that charge.

The cash components of our executive compensation are based on a number of factors, including, in the case of bonus compensation, goals for the Company and for individual executive officers that are set early in the fiscal year by the Compensation Committee of our Board of Directors. Those goals typically include specific financial metrics as well as other qualitative and quantitative factors related to operational and other matters. Following the end of each fiscal year, management reports to the Compensation Committee regarding actual performance relative to the goals, the contribution of each executive officer related to the goals set for the Company and the relevant executive and other factors regarding the performance of the executive officers, and makes recommendations regarding various elements of compensation. The Compensation Committee then determines the compensation to be awarded.

Executive officers are also granted from time to time, equity awards in securities of the Company or its subsidiaries to align their interests directly with those of our stockholders. Equity awards may include grants of restricted stock, options to purchase stock and deferred stock units which may have performance-based vesting criteria in addition to time-based vesting criteria. We have also awarded profit-sharing awards in specific operations.

The correlation between Chief Executive Officer compensation and that of our sole other Named Executive Officer is due to the weight placed on Company performance and the contributions of individuals in compensation decisions for our executive officers, as well as the complementary and mutually supportive roles of our executive and senior managerial team. The correlation between executive compensation and Total Shareholder Return is influenced by equity-based elements of compensation and that the performance-based criteria for compensation

PEO Total Compensation Amount	$ 1,371,250	$ 3,473,746	$ 3,200,306	$ 2,401,670	$ 919,383
PEO Actually Paid Compensation Amount	1,459,186	1,516,996	6,149,014	1,995,549	663,962
Non-PEO NEO Average Total Compensation Amount	869,025	1,417,295	1,600,183	1,181,035	999,261
Non-PEO NEO Average Compensation Actually Paid Amount	895,211	602,263	2,716,625	1,071,018	734,461
Total Shareholder Return Amount	209.89	233.06	412.84	148.92	77.25
Peer Group Total Shareholder Return Amount	159.39	137.37	110.63	119.19	117.41
Net Income (Loss)	$ 23,715,000	$ 35,216,000	$ 52,983,000	$ 86,930,714	$ 27,841,867
PEO Name						Michael Stein